Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net Income per the statements of consolidated income	$ 108,779	$ 96,759	$ 65,903
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments	(14,471)	10,011	2,950
Postemployment benefits [Abstract]
Actuarial loss on remeasurement	(5,028)	(930)	(3,860)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	1,123	2,214	1,781
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to the plan curtailment	8,860	0	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	3,117	0	0
Unrealized loss on investment securities available for sale	(220)	(84)	(46)
Unrealized loss on cash flow hedges	0	(266)	(1,103)
Reclassification of interest from cash flow hedge into interest expense	0	316	1,408
Total of other comprehensive income (loss), before tax	(6,619)	11,261	1,130
Income tax expense (benefit) related to items of other comprehensive income	3,009	154	(671)
Other comprehensive income (loss), net of tax	(9,628)	11,107	1,801
Comprehensive income, net of tax	$ 99,151	$ 107,866	$ 67,704